Common Stock	6 Months Ended
Jun. 30, 2012
Common Stock [Abstract]
Common stock
(11)	Common Stock

(a) Initial Public Offering (unaudited)

On May 15, 2012, the Company closed its IPO. In connection with the IPO, the Company sold 7,475,000 shares of common stock to the public at a price of $9.00 per share, which included 975,000 shares of common stock from the full exercise of the overallotment option of shares granted to the underwriters. The Company received aggregate proceeds of $62.6 million from the initial public offering and the underwriters’ overallotment option, net of underwriters’ discounts and commissions.

Additionally, the Company incurred aggregate offering costs of $5.5 million related to the IPO. The aggregate proceeds from the IPO have been recorded in stockholders’ equity, net of the offering costs, which have been reclassified from prepaid expenses and other current assets and offset against additional paid-in capital.

Upon the closing of the IPO, the Company’s certificate of incorporation and bylaws and the stockholder agreement between the Company and VantagePoint, provide for a number of board of directors, stockholder and related governance matters. Funds affiliated with VantagePoint, own approximately 50.8% of the Company’s outstanding common stock at June 30, 2012.

The following actions by the Company will require the approval of VantagePoint for so long as VantagePoint owns at least 25% or more of the Company’s outstanding shares of common stock: (i) any amendment of the Company’s bylaws; (ii) the issuance of any securities with economic rights senior to the Company’s common stock or with voting rights different than the Company’s common stock, subject to certain exceptions; (iii) the incurrence or guarantee of any debt in excess of $20.0 million; (iv) the issuance of equity or debt, or any securities convertible into equity or debt, for consideration in excess of 12.5% of the Company’s market capitalization (as determined by the average trading price of the Company’s common stock over the 30 trading days prior to approval by the Company’s board of directors of such issuance); (v) the acquisition or disposition of stock or assets, including through a license or lease, for consideration in excess of 12.5% of the Company’s market capitalization (as determined by the average trading price of the Company’s common stock over the 30 trading days prior to approval by the Company’s board of directors of such transaction); (vi) the adoption of a stockholder rights plan; (vii) the approval of any “golden parachute” or other compensatory plan contingent upon a change in control of the Company for any of the Company’s executive officers valued in excess of $1.0 million for an individual officer or $5.0 million for a group of officers, at the time such compensatory arrangement is adopted; and (viii) any change in the number of authorized directors.

Amendments or modifications of the Company’s certificate of incorporation and bylaws relating to VantagePoint’s rights can occur only with the approval of VantagePoint. VantagePoint and its representatives will have access to the Company’s books and records, subject to customary confidentiality and non-disclosure provisions and so long as VantagePoint owns more than 30% of the Company’s outstanding voting stock, a special meeting of the Company’s stockholders may be called by either VantagePoint or any two members of the Company’s board of directors, whether or not VantagePoint designees. So long as VantagePoint owns at least 40% of the Company’s outstanding voting stock, the Company’s stockholders may act by written consent to change the number of authorized directors, remove a director without cause or fill a vacancy on the Company’s board of directors.

VantagePoint will have the right to designate (and remove or replace) three members of the Company’s board of directors if VantagePoint owns at least 50% or more of the Company’s outstanding shares. VantagePoint will continue to have a right to designate (and remove or replace) two members of the Company’s board of directors if VantagePoint owns between 20% and 50% of the Company’s outstanding shares and will have a right to designate (and remove or replace) one member of the Company’s board of directors if VantagePoint owns between 10% and 20% of the Company’s outstanding shares. VantagePoint shall also have the right to select one of its board designees to serve on the Company’s compensation committee, the Company’s nominating and corporate governance committee and any other special committee of the Company’s board of directors so long as it continues to hold at least 10% of the Company’s outstanding shares.

(b) Authorized Shares

On May 15, 2012, the certificate of incorporation was amended to authorize the issuance of 1.1 billion shares of capital stock. The total number of shares of common stock authorized was 1.0 billion shares.

(c) Dividends

Subject to the prior rights of the holders of all classes of stock having prior rights as to dividends, the holders of the Common Stock are entitled to receive out of any assets of the Company legally available, such dividends as may be declared from time to time by the board of directors.

(d) Liquidation

Upon the liquidation, dissolution, or winding up of the Company, the assets of the Company shall be distributed as provided in the amended and restated certificate of incorporation.

(e) Redemption

The Common Stock shall not be redeemable other than by the repurchase of shares of Common Stock by the Company from employees, officers, directors, consultants or other persons performing services for the Company pursuant to agreements under which the Company has the option to repurchase such shares at cost upon the occurrence of certain events, such as the termination of employment. As of December 31, 2011 and June 30, 2012, there are currently no shares outstanding where the Company has such an option.

(e) Voting Rights

The holders of each share of Common Stock shall have the right to one vote, and shall be entitled to notice of any stockholders’ meeting in accordance with the Bylaws of the Company, and shall be entitled to vote upon such matters and in such manner as may be provided by law.